EQUITY ACCOUNTED INVESTMENTS - Schedule Of Investments in Associates and Joint Ventures (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Disclosure Of Associates And Joint Ventures [Line Items]
Investment Accounted For Using Equity Method, Distribution Received	$ (485)
Equity accounted investments	39,213	$ 40,698
Investment Accounted For Using Equity Method, Additions, Net Of Disposals	1,945
Real Estate
Disclosure Of Associates And Joint Ventures [Line Items]
Equity accounted investments	21,083	22,314
Renewable Power
Disclosure Of Associates And Joint Ventures [Line Items]
Equity accounted investments	1,037	1,154
Infrastructure
Disclosure Of Associates And Joint Ventures [Line Items]
Equity accounted investments	7,797	8,972
Private Equity
Disclosure Of Associates And Joint Ventures [Line Items]
Equity accounted investments	$ 3,741	$ 2,596